Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002033164
Document Type	N-CSRS
Entity Registrant Name	Rockefeller Municipal Opportunities Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false